Earnings per share (Narrative) (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Earnings Per Share [Abstract]
Unvested restricted stock (in shares)	2,087,383	2,250,655	2,087,383	2,250,655	2,354,318
Number of shares excluded from diluted shares outstanding (in shares)	1,160,197	0	247,802	84,916